INVESTMENTS SECURITIES - HELD TO MATURITY - Balances of Contractual Maturity (Details)	Jun. 30, 2019 USD ($)
INVESTMENTS SECURITIES - HELD TO MATURITY
Within 1 year	$ 48,345,306
2 years	0
3 years	0
4 years	0
5 years	0
Thereafter	0
Short-term investment	$ 48,345,306